APRIL 30, 2002

[LOGO OMITTED - ABN AMRO] Asset Management

ABN AMRO Funds

SEMI-ANNUAL REPORT

     ABN AMRO Asset Management (USA) LLC o Chicago Capital Management, Inc. Montag & Caldwell, Inc. o TAMRO Capital Partners LLC o Veredus Asset
                                 Management LLC

CLASS I & S SHARES
Money Market

ABN AMRO Funds

Dear Fellow Shareholder,



The last six months have been a true turning point for U.S. markets. As the economy began to recover both from the recession and the tragic events of September 11, the markets responded in fits and starts. Confusion over the strength of the recovery and uncertainty over the war on terror kept any true market recovery at bay, while the Enron debacle threw a blanket of suspicion over balance sheets and reported earnings, further exacerbating the markets' woes.

Of course, the markets have been volatile for quite a while now, and many investors have been understandably confused by the drastic shifts we've experienced. Only three years ago, pundits were proclaiming that the value investing style was dead, and the rise of growth stocks seemed like it would never end. Since then, growth stocks have come back down to earth, while value investing has once again come into favor. Today, an increasing number of commentators are speculating that value's time might be up, and growth may once again move to the fore.

I'm not going to attempt to predict the markets' next moves, but I can say with certainty that the investors who best weathered the markets' volatility were those who maintained a diversified portfolio. While the "growth vs. value" debate has raged for years among academics, investors don't need to take sides. By creating an asset allocation plan that includes both growth and value funds (along with fixed income and international investments), investors can build a portfolio that can prosper regardless of which investment style is in favor.

Of course, we have staunch supporters of both investment styles among our managers, but even they will tell you that neither style is immune to market cycles. Our managers' discipline, however, ensures that investors in ABN AMRO Funds know what they're getting. Style fidelity is one of the driving principles of our fund family, so our shareholders can be confident that our managers will stick to their style through all of the markets' twists and turns.

Thank you again for investing with ABN AMRO Funds.

Sincerely,

/S/ KENNETH ANDERSON

Kenneth Anderson

President

ABN AMRO FUNDS ARE NO-LOAD MUTUAL FUNDS DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., KING OF PRUSSIA, PA 19406. ALTHOUGH THE FUNDS ARE NO-LOAD, OTHER FEES AND EXPENSES DO APPLY AS DESCRIBED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THIS IS NOT AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES OF ANY OF THE FUNDS DESCRIBED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                        Shareholder Services 800 992-8151
                 www.ABN AMROfunds.com ABN AMRO Asset Management
                  (USA) LLC o Chicago Capital Management, Inc.
 Montag & Caldwell, Inc. o Veredus Asset Management LLC o TAMRO Capital Partners
                                       LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Portfolio Manager Commentaries....................   2
Schedule of Investments...........................   6
Statement of Assets and Liabilities...............  12
Statement of Operations...........................  13
Statement of Changes in Net Assets................  14
Financial Highlights..............................  18
Notes to Financial Statements.....................  22



MONEY MARKET FUNDS

  Government Money Market Fund
  Money Market Fund
  Tax-Exempt Money Market Fund
  Treasury Money Market Fund

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO HOLDING N.V. ALL RIGHTS RESERVED. ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC. WHICH IS NOT AN ADVISER AFFILIATE.
--------------------------------------------------------------------------------

                ABN AMRO Funds
------------------------------

ABN AMRO GOVERNMENT MONEY MARKET FUND

PORTFOLIO MANAGER COMMENTARY
-----------------------------------------------------


                                                                Karen Van Cleave

Q.  How did the Fund perform during the six-month period ended April 30, 2002?
-------

A. For the six-month period ended April 30, 2002, ABN AMRO Government Money Market Fund, Class I and Class S Shares, posted total returns of 0.91% and 0.74%, respectively. By comparison, the Fund's Class I benchmark, the iMoneyNet Government & Agency Institutional Average Index, returned 0.84%. The Fund's Class S benchmark, the iMoneyNet Government & Agency Retail Average Index, returned 0.70%. The Fund's peer group, as measured by the Lipper U.S. Government Money Market Funds Index, returned 0.75%. Previously, the Fund's returns were compared to the iMoneyNet Total Government Index. The Adviser believes that the iMoneyNet Government & Agencies Indexes are more representative of the Fund's investment style and should allow for more meaningful performance comparisons. During the period, the Fund produced a 7-day average yield of 1.66% and 1.33% for the Class I and Class S Shares, respectively.

Q.  What was the investment environment like during the six-month period?
-------

A.  At the  beginning  of the  period,  the  Federal  Reserve  Board (the "Fed")
    lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11. In November, the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low. Overnight rates exceeded other money market rates, creating an inverted yield curve, due to market participants anticipating further Fed rate cuts. By early 2002, however, the yield curve reverted back to a more normal shape, in anticipation of future interest rate hikes. The markets appeared to be anticipating a Fed Funds rate of 3-4% by year-end. As the period closed, however, weaker-than-expected economic indicators reduced the likelihood of the Fed Funds rates reaching these levels.

Q.  What was your strategy?
-------
A. At the beginning of the period, maturities were kept short due to the inverted yield curve. As the yield curve returned to a more positive slope and longer-term securities offered incrementally more attractive yields, investments were shifted into longer maturities. Our position was that the market had gotten ahead of itself in its expectations for Fed rate hikes, with a view that any eventual rate hikes would take place later in 2002. Investments were maintained at the longer end of the maturity range for the majority of the period. Over the course of the past six months, maturities ranged from 32-58 days.

Q.  What's your outlook?
-------
A. While the market is currently pricing in a rate hike in August, we believe it is more likely that the Fed will raise rates in the fourth quarter. In order to take advantage of the slightly positive yield curve, the Fund's maturity will be kept between 50-60 days. As we approach the fourth quarter of 2002, we plan to shorten up the maturity in anticipation of a rising rate environment. In a rising interest rate environment, a shorter-maturity position is advantageous because maturing proceeds are reinvested at higher yields. Now that the Treasury has gone from surplus to deficit, it may have to turn to the credit markets to obtain financing, ensuring an adequate supply of Treasury bills.


                                                                  APRIL 30, 2002


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

           RETURNS

ABN AMRO Government Money Market Fund-- Class I Shares
-----------------------------------------------------
Six Months                        0.91%
One Year                          2.70%
Five Year Average Annual          4.85%
Average Annual
    Since Inception
    01/04/93                      4.67%

iMoneyNet Government &Agency
Institutional Average Index
---------------------------
Six Months                        0.84%
One Year                          2.56%
Five Year Average Annual           N/A
Average Annual
    Since Inception                N/A

Lipper U.S. Government Money
Market Funds Index
-----------------
Six Months                        0.75%
One Year                          2.41%
Five Year Average Annual          4.57%
Average Annual
    Since Inception*              4.40%

* INDEX RETURNS COMPUTED FROM
DECEMBER 31, 1992.

ABN AMRO Government Money
Market Fund-- Class S Shares
----------------------------
Six Months                        0.74%
One Year                          2.36%
Five Year Average Annual          4.53%
Average Annual
   Since Inception
   04/22/93                       4.43%

iMoneyNet Government &Agency
Retail Average Index
--------------------
Six Months                        0.70%
One Year                          2.30%
Five Year Average Annual          4.50%
Average Annual
   Since Inception**              4.39%

Lipper U.S. Government Money
Market Funds Index
------------------
Six Months                        0.75%
One Year                          2.41%
Five Year Average Annual          4.57%
Average Annual
   Since Inception**              4.47%

** INDEX RETURNS COMPUTED FROM
APRIL 30, 1993.

         ABN AMRO Funds
------------------------------
ABN AMRO MONEY MARKET FUND

PORTFOLIO MANAGER COMMENTARY
------------------------------------------

                                                                Karen Van Cleave

Q.  How did the Fund perform during the six-month period ended April 30, 2002?
------

A. For the six-month period that ended April 30, 2002, ABN AMRO Money Market Fund, Class I and Class S Shares, posted total returns of 0.84% and 0.66%, respectively. By comparison, the Fund's Class I benchmark, the iMoneyNet First Tier Institutional Average Index, returned 0.87%. The Fund's Class S benchmark, the iMoneyNet First Tier Retail Average Index, returned 0.69%. The Fund's peer group, as measured by the Lipper Money Market Funds Index, returned 0.82%. Previously, the Fund's returns were compared to the iMoneyNet Taxable Index. The Adviser believes that the iMoneyNet First Tier Indexes are more representative of the Fund's investment style and should allow for more meaningful performance comparisons. During the period, the Fund produced a 7-day average yield of 1.50% and 1.14% for the Class I and Class S Shares, respectively.

Q.  What was the investment environment like during the six-month period?
------

A. At the beginning of the period, the Fed lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11. In November, the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low. Overnight rates exceeded other money market rates, creating an inverted yield curve, due to market participants anticipating further Fed rate cuts. By early 2002, however, the yield curve reverted back to a more normal shape, in anticipation of future interest rate hikes. The markets appeared to be anticipating a Fed Funds rate of 3-4% by year-end. As the period closed, however, weaker-than-expected economic indicators reduced the likelihood of the Fed Funds rates reaching these levels.

Q.  What was your strategy?
------

A. At the beginning of the period, maturities were kept short due to the inverted yield curve. As the yield curve returned to a more positive slope and longer-term securities offered incrementally more attractive yields, investments were shifted into longer maturities. Our position was that the market had gotten ahead of itself in its expectations for Fed rate hikes, with a view that any eventual rate hikes would take place later in 2002. Investments were maintained at the longer end of the maturity range for the majority of the period. Over the course of the past six months, maturities ranged from 29-66 days.

Q.  What's your outlook?
------

A. While the market is currently pricing in a rate hike in August, we believe it is more likely that the Fed will raise rates in the fourth quarter. In order to take advantage of the slightly positive yield curve, the Fund's maturity will be kept between 50-60 days. As we approach the fourth quarter of 2002, we plan to shorten up the maturity in anticipation of a rising rate environment. In a rising interest rate environment, a shorter-maturity position is advantageous because maturing proceeds are reinvested at higher yields. Now that the Treasury has gone from surplus to deficit, it must turn to the credit markets to obtain financing, ensuring an adequate supply of Treasury bills. Increased supply in these short-term Treasuries will provide additional investment opportunities in the front end of the money market yield curve and may help to offset declining commercial paper outstandings. Commercial paper issuance was reduced because the market was closed to some lower quality issuers.

                                                                  APRIL 30, 2002


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                     RETURNS

ABN AMRO Money Market
Fund -- Class I Shares
----------------------
Six Months                    0.84%
One Year                      2.66%
Five Year Average Annual      4.93%
Average Annual
   Since Inception
   01/04/93                   4.73%

iMoneyNet First Tier
Institutional Average Index
---------------------------
Six Months                    0.87%
One Year                      2.64%
Five Year Average Annual      4.90%
Average Annual
   Since Inception*           4.75%

Lipper Money
Market Funds Index
------------------
Six Months                    0.82%
One Year                      2.55%
Five Year Average Annual      4.71%
Average Annual
   Since Inception*           4.52%

* INDEX RETURNS COMPUTED FROM
DECEMBER 31, 1992.

ABN AMRO Money Market
Fund -- Class S Shares
----------------------
Six Months                    0.66%
One Year                      2.29%
Five Year Average Annual      4.57%
Average Annual
   Since Inception
   03/31/93                   4.46%

iMoneyNet First Tier
Retail Average Index
--------------------
Six Months                    0.69%
One Year                      2.29%
Five Year Average Annual      4.54%
Average Annual
   Since Inception
   03/31/93                   4.43%

Lipper Money
Market Funds Index
------------------
Six Months                    0.82%
One Year                      2.55%
Five Year Average Annual      4.71%
Average Annual
   Since Inception
   03/31/93                   4.56%

                ABN AMRO Funds
------------------------------
ABN AMRO TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO MANAGER COMMENTARY
------------------------------------------------

                                                               Steven L. Haldi

Q.  How did the Fund perform during the six-month period ended April 30, 2002?
-------

A. For the six-month period ended April 30, 2002, ABN AMRO Tax-Exempt Money Market Fund, Class I and Class S Shares, posted total returns of 0.56% and 0.44%, respectively. By comparison, the Fund's Class I benchmark, the iMoneyNet National Institutional Average Index, returned 0.60% and the Fund's Class S benchmark, the iMoneyNet National Retail Average Index, returned 0.50%. The Fund's peer group, as measured by the Lipper Tax-Exempt Money Market Funds Index, returned 0.54%. Previously, the Fund's returns were compared to the iMoneyNet Tax-Exempt Index. The Adviser believes that the iMoneyNet National Tax-Exempt Indexes are more representative of the Fund's investment style and should allow for more meaningful performance comparisons. During the period, the Fund produced a 7-day average yield of 1.29% and 1.04% for the Class I and Class S Shares, respectively.

Q.  What was the investment environment like during the six-month period?
-------

A. At the beginning of the period, the Fed lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11. In November, the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low. Overnight rates exceeded other money market rates, creating an inverted yield curve, due to market participants anticipating further Fed rate cuts. By early 2002, however, the yield curve reverted back to a more normal shape, in anticipation of future interest rate hikes. The markets appeared to be anticipating a Fed Funds rate of 3-4% by year-end. As the period closed, however, weaker-than-expected economic indicators reduced the likelihood of the Fed Funds rates reaching these levels.

Q.  What was your strategy?
-------

A. At the beginning of the period, maturities were kept short due to the inverted yield curve. As the yield curve returned to a more positive slope and longer-term securities offered incrementally more attractive yields, investments were shifted into longer maturities. Our position was that the market had gotten ahead of itself in its expectations for Fed rate hikes, with a view that any eventual rate hikes would take place later in 2002. Over the course of the past six months we lengthened our maturity towards thirty days with maturities ranging from 17-32 days.

Q.  What's your outlook?
-------

A. While the market is currently pricing in a rate hike in August, we believe it is more likely that the Fed will raise rates in the fourth quarter. In order to take advantage of the slightly positive yield curve, the Fund's maturity will be kept between 20-45 days. As we approach the fourth quarter of 2002, we plan to shorten up the maturity in anticipation of a rising rate environment. In a rising interest rate environment, a shorter-maturity position is advantageous because maturing proceeds are reinvested at higher yields.

    Yields in the short-term tax-exempt market should begin to move up due to an improving economy and a sharp increase in supply of tax-exempt notes. The calendar for new note issues has exploded as many municipalities and school districts have found revenues are failing to meet expectations.



                                                                  APRIL 30, 2002

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                     RETURNS

ABN AMRO Tax-Exempt Money Market Fund-- Class I Shares
-----------------------------------------------------
Six Months                    0.56%
One Year                      1.68%
Five Year Average Annual      3.02%
Average Annual
   Since Inception
   01/04/93                   2.93%

iMoneyNet National
Institutional Average Index
---------------------------
Six Months                    0.60%
One Year                      1.76%
Five Year Average Annual      3.01%
Average Annual
   Since Inception*           2.97%

Lipper Tax-Exempt Money
Market Funds Index
------------------
Six Months                    0.54%
One Year                      1.66%
Five Year Average Annual      2.88%
Average Annual
   Since Inception*           2.84%

* INDEX RETURNS COMPUTED FROM
  DECEMBER 31, 1992.

ABN AMRO Tax-Exempt Money
Market Fund-- Class S Shares
----------------------------
Six Months                    0.44%
One Year                      1.43%
Five Year Average Annual      2.77%
Average Annual
   Since Inception
   03/24/93                   2.69%

iMoneyNet National
Retail Average Index
--------------------
Six Months                    0.50%
One Year                      1.56%
Five Year Average Annual      2.77%
Average Annual
   Since Inception**          2.74%

Lipper Tax-Exempt Money
Market Funds Index
------------------
Six Months                    0.54%
One Year                      1.66%
Five Year Average Annual      2.88%
Average Annual
   Since Inception**          2.87%

** INDEX RETURNS COMPUTED FROM
   MARCH 31, 1993.

         ABN AMRO Funds
-----------------------
ABN AMRO TREASURY MONEY MARKET FUND

PORTFOLIO MANAGER COMMENTARY
-----------------------------------------------

                                                                Karen Van Cleave

Q.  How did the Fund perform during the six-month period ended April 30, 2002?
------

A. For the six-month period that ended April 30, 2002, the ABN AMRO Treasury Money Market Fund, Class I and Class S Shares, posted total returns of 0.75% and 0.63%, respectively. By comparison, the Fund's Class I benchmark, the iMoneyNet Treasury & Repo Institutional Average Index, returned 0.77%. The Fund's Class S benchmark, the iMoneyNet Treasury & Repo Retail Average Index, returned 0.66%. The Fund's peer group, as measured by the Lipper U.S. Treasury Money Market Funds Index, returned 0.73%. Previously, the Fund's returns were compared to the iMoneyNet U.S. Treasury Index. The Adviser believes that the iMoneyNet Treasury & Repo Indexes are more representative of the Fund's investment style and should allow for more meaningful performance comparisons. During the period, the Fund produced a 7-day average yield of 1.47% and 1.22% for the Class I and Class S Shares, respectively.

Q.  What was the investment environment like during the six-month period?
------

A. At the beginning of the period, the Fed lowered interest rates twice in an attempt to stimulate an economy badly shaken by the events of September 11. In November, the Fed Funds target rate dropped from 2.50% to 2.00%. An additional quarter-point rate cut in December brought the rate to 1.75%, a 40-year low. Overnight rates exceeded other money market rates, creating an inverted yield curve, due to market participants anticipating further Fed rate cuts. By early 2002, however, the yield curve reverted back to a more normal shape, in anticipation of future interest rate hikes. The markets appeared to be anticipating a Fed Funds rate of 3-4% by year-end. As the period closed, however, weaker-than-expected economic indicators reduced the likelihood of the Fed Funds rates reaching these levels.

Q.  What was your strategy?
------

A. At the beginning of the period, maturities were kept short due to the inverted yield curve. As the yield curve returned to a more positive slope and longer-term securities offered incrementally more attractive yields, investments were shifted into longer maturities. Our position was that the market had gotten ahead of itself in its expectations for Fed rate hikes, with a view that any eventual rate hikes would take place later in 2002. Investments were maintained at the longer end of the maturity range for the majority of the period. Over the course of the past six months, maturities ranged from 31-56 days.

Q.  What's your outlook?
------

A. While the market is currently pricing in a rate hike in August, we believe it is more likely that the Fed will raise rates in the fourth quarter. In order to take advantage of the slightly positive yield curve, the Fund's maturity will be kept between 50-60 days. As we approach the fourth quarter of 2002, we plan to shorten up the maturity in anticipation of a rising rate environment. In a rising interest rate environment, a shorter-maturity position is advantageous because maturing proceeds are reinvested at higher yields. Now that the Treasury has gone from surplus to deficit, it may have to turn to the credit markets to obtain financing, ensuring an adequate supply of Treasury bills.


                                                                  APRIL 30, 2002


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

           RETURNS

ABN AMRO Treasury Money Market
Fund-- Class I Shares
------------------------------
Six Months                     0.75%
One Year                       2.42%
Five Year Average Annual       4.57%
Average Annual
   Since Inception
   01/04/93                    4.36%

iMoneyNet Treasury & Repo
Institutional Average Index
---------------------------
Six Months                     0.77%
One Year                       2.39%
Five Year Average Annual        N/A
Average Annual
   Since Inception              N/A

Lipper U.S. Treasury
Money Market Funds Index
------------------------
Six Months                     0.73%
One Year                       2.32%
Five Year Average Annual       4.36%
Average Annual
   Since Inception*            4.25%

* INDEX RETURNS COMPUTED FROM
DECEMBER 31, 1992.

ABN AMRO Treasury Money Market
Fund-- Class S Shares
------------------------------
Six Months                     0.63%
One Year                       2.17%
Five Year Average Annual       4.31%
Average Annual
   Since Inception
   03/25/93                    4.15%

iMoneyNet Treasury & Repo
Retail Average Index
--------------------
Six Months                     0.66%
One Year                       2.18%
Five Year Average Annual       4.37%
Average Annual
   Since Inception**           4.29%

Lipper U.S. Treasury
Money Market Funds Index
------------------------
Six Months                     0.73%
One Year                       2.32%
Five Year Average Annual       4.36%
Average Annual
   Since Inception**           4.30%

** INDEX RETURNS COMPUTED FROM
MARCH 31, 1993.

               ABN AMRO Funds
-----------------------------
GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENTS                   38%
U.S. GOVERNMENT AGENCY OBLIGATIONS      64%
NET OTHER ASSETS AND LIABILITIES        (2)%

% OF TOTAL NET ASSETS


                                                  MARKET
 PAR VALUE                                        VALUE
 ----------                                      -------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.94%

               FEDERAL FARM CREDIT BANK - 4.78%
$  10,000,000  1.800%, 08/01/02 ............. $    10,000,000
   15,000,000  1.820%, 08/02/02 (A) .........      14,929,475
                                              ---------------
                                                   24,929,475
                                              ---------------

               FEDERAL HOME LOAN BANK (A) - 6.98%
   15,000,000  1.770%, 05/09/02 .............      14,994,133
    8,768,000  1.830%, 07/24/02 .............       8,730,561
   12,728,000  1.840%, 07/31/02 .............      12,668,801
                                              ---------------
                                                   36,393,495
                                              ---------------
               FEDERAL HOME LOAN MORTGAGE (A) - 19.19%
   20,000,000  1.570%, 05/16/02 .............      19,986,917
   11,097,000  1.840%, 07/31/02 .............      11,045,386
   15,000,000  2.000%, 08/14/02 .............      14,912,500
   15,000,000  2.000%, 08/15/02 .............      14,911,667
    4,520,000  1.870%, 08/16/02 .............       4,494,877
   15,000,000  1.930%, 09/18/02 .............      14,887,417
   10,000,000  2.010%, 10/10/02 .............       9,909,550
   10,000,000  1.950%, 10/11/02 .............       9,911,708
                                              ---------------
                                                  100,060,022
                                              ---------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (A) - 32.99%
   20,000,000  3.330%, 05/17/02 .............      19,970,400
   28,800,000  1.790%, 05/23/02 .............      28,768,496
   15,815,000  3.470%, 05/31/02 .............      15,769,268
   15,000,000  1.760%, 06/04/02 .............      14,975,067
   15,000,000  1.760%, 06/06/02 .............      14,973,600
   25,000,000  1.755%, 07/24/02 .............      24,897,625
   15,000,000  1.840%, 07/24/02 .............      14,935,600


                                                  MARKET
 PAR VALUE                                        VALUE
 ----------                                      -------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$  18,000,000  2.000%, 08/05/02 ............. $    17,904,000
   10,000,000  2.130%, 10/02/02 .............       9,908,883
   10,000,000  1.980%, 11/01/02 .............       9,898,800
                                              ---------------
                                                  172,001,739
                                              ---------------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $333,384,731) ........     333,384,731
                                              ---------------

REPURCHASE AGREEMENTS - 38.12%
   92,882,248  J.P. Morgan Chase, 1.860%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $92,887,047
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $94,740,209) .      92,882,248
   37,203,026  Morgan Stanley, 1.860%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $37,204,948
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $38,172,938) .      37,203,026
   68,685,843  UBS Warburg, 1.860%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $68,689,392
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $70,061,013) .      68,685,843
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $198,771,117) ........     198,771,117
                                              ---------------
TOTAL INVESTMENTS - 102.06%
   (Cost $532,155,848)* .....................     532,155,848
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - (2.06)% ..     (10,735,685)
                                              ---------------
NET ASSETS - 100.00% ........................ $   521,420,163
                                              ===============

----------------------------
  * At April 30, 2002, cost is identical for book and Federal income tax purposes.

(A) Annualized yield at the time of purchase.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------
MONEY MARKET FUND                                                 APRIL 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENTS         23%
COMMERCIAL PAPER              40%
CERTIFICATES OF DEPOSIT       37%

% OF TOTAL NET ASSETS

                                                   MARKET
  PAR VALUE                                        VALUE
  ----------                                      -------



COMMERCIAL PAPER (A) - 40.33%

$   5,000,000  American Express Credit
                 1.770%, 05/15/02 ........... $     4,996,558
    5,000,000  Bear Stearns
                 1.790%, 05/02/02 ...........       4,999,751
    6,000,000  ChevronTexaco
                 1.780%, 06/24/02 ...........       5,983,980
    5,000,000  Citicorp
                 1.780%, 05/14/02 ...........       4,996,786
    5,000,000  Enterprise Funding
                 1.770%, 05/16/02 (B) .......       4,996,313
    4,590,000  Falcon Asset Securitization
                 1.820%, 05/01/02 (B) .......       4,590,000
    6,000,000  Fountain Square
                 Commercial Funding
                 1.790%, 06/14/02 (B) .......       5,986,873
    6,000,000  Pacific Life Insurance
                 1.800%, 05/02/02 ...........       5,999,700
    5,000,000  Park Avenue Receivables
                 1.770%, 05/28/02 (B) .......       4,993,363
    5,000,000  Stellar Funding Group
                 1.800%, 05/28/02 (B) .......       4,993,250
    5,000,000  United Technologies
                 1.750%, 05/06/02 ...........       4,998,785
    5,000,000  Verizon Network Funding
                 1.780%, 06/19/02 ...........       4,987,886
                                              ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $62,523,245) .........      62,523,245
                                              ---------------

CERTIFICATES OF DEPOSIT - 36.79%
    5,000,000  Australia New Zealand Bank (NY)
                 3.490%, 09/04/02 ...........       5,025,664
    5,000,000  Barclays Bank (NY)
                 1.805%, 06/28/02 ...........       5,000,040
    5,000,000  Bayerische Landesbank (NY)
                 1.935%, 08/15/02 ...........       5,000,219
    5,000,000  Canadian Imperial Bank (NY)
                 2.010%, 10/10/02 ...........       5,000,222


                                                  MARKET
  PAR VALUE                                        VALUE
  ----------                                      ------

$   5,000,000  Deutsche Bank (NY)
                 2.025%, 09/26/02 ........... $     5,000,101
    5,000,000  Harris Trust and Savings Bank
                 1.790%, 06/24/02 ...........       5,000,000
    5,000,000  Lloyds Bank (NY)
                 1.820%, 07/25/02 ...........       5,000,231
    4,000,000  Nordea Bank Finland (NY)
                 2.020%, 08/05/02 ...........       4,000,212
    3,000,000  Royal Bank of Canada (NY)
                 2.320%, 02/27/03 ...........       3,000,246
    5,000,000  Royal Bank of Scotland (NY)
                 2.260%, 12/06/02 ...........       5,007,611
    5,000,000  Toronto Dominion (NY)
                 2.000%, 09/16/02 ...........       5,000,000
    5,000,000  Westdeutsche Landesbank (NY)
                 2.010%, 10/23/02 ...........       5,000,240
                                              ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $57,034,786) .........      57,034,786
                                              ---------------

REPURCHASE AGREEMENTS - 22.73%
    8,130,057  J.P. Morgan Chase, 1.860%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $8,130,477
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $8,293,648) ..       8,130,057
   11,583,555  Morgan Stanley, 1.860%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $11,584,153
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $11,815,790) .      11,583,555
   15,529,269  UBS Warburg, 1.860%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $15,530,071
                 (collateralized by U.S. Government
                 Agency Instruments, total
                 market value: $15,841,519) .      15,529,269
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $35,242,881) .........      35,242,881
                                              ---------------
TOTAL INVESTMENTS - 99.85%
   (Cost $154,800,912)* .....................     154,800,912
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.15% ....         226,973
                                              ---------------
NET ASSETS - 100.00% ........................ $   155,027,885
                                              ===============

---------------------------
  * At April 30, 2002, cost is identical for book and Federal income tax purposes.
(A)  Annualized yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2002, these securities amounted to $25,559,799 or 16.49% of net assets.
(NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO Funds
-----------------------------
TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------



[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CASH AND OTHER NET ASSETS 4%
MUNICIPAL OBLIGATIONS 96%

% OF TOTAL NET ASSETS


                                                    MARKET
  PAR VALUE                                          VALUE
  ----------                                        -------



MUNICIPAL OBLIGATIONS - 96.36%

               ALASKA - 3.45%
               Valdez Marine Terminal RB
$   9,400,000    British Petroleum
                 Pipeline Project
                 1.650%, 05/09/02 (A) ....... $     9,400,000
    5,000,000    Exxon Pipeline Co. Project
                 1.650%, 05/09/02 (A) .......       5,000,000
                                              ---------------
                                                   14,400,000
                                              ---------------
               ARIZONA - 4.90%
               Salt River Project, TECP
    6,916,000    1.200%, 06/12/02 ...........       6,916,000
    5,000,000    1.650%, 08/06/02 ...........       5,000,000
    4,000,000    1.650%, 08/08/02 ...........       4,000,000
    4,500,000  Tempe Excise Tax RB
                 1.700%, 05/09/02 (A) .......       4,500,000
                                              ---------------
                                                   20,416,000
                                              ---------------
               COLORADO - 5.39%
               Colorado Educational &
                 Cultural Facilities RB
    3,140,000    Naropa University Project
                 1.750%, 05/12/02 (A) .......       3,140,000
    4,295,000    National Cable Television Center
                 1.750%, 05/12/02 (A) .......       4,295,000
   15,000,000  Colorado State, TRAN, Series A
                 3.500%, 06/28/02 ...........      15,023,248
                                              ---------------
                                                   22,458,248
                                              ---------------


                                                    MARKET
  PAR VALUE                                          VALUE
  ----------                                        -------


               CONNECTICUT - 3.74%
               Connecticut State HEFA
                 RB, Yale University
$   3,500,000    Series T-1, 1.550%
                 05/15/02 (A) ............... $     3,500,000
      100,000    Series T-2, 1.500%
                 05/15/02 (A) ...............         100,000
               Connecticut State, GO
   10,000,000    Series A, 1.650%
                 05/15/02 (A) ...............      10,000,000
    2,000,000    Series B, 1.600%
                 05/15/02 (A) ...............       2,000,000
                                              ---------------
                                                   15,600,000
                                              ---------------
               DISTRICT OF COLUMBIA - 1.44%
               District of Columbia,
                 American Red Cross TECP
    2,500,000    1.250%, 05/01/02 ...........       2,500,000
    3,500,000    1.650%, 08/01/02 ...........       3,500,000
                                              ---------------
                                                    6,000,000
                                              ---------------
               FLORIDA - 4.87%
                 System TECP
   11,000,000    1.550%, 05/09/02 ...........      11,000,000
    4,300,000    1.550%, 05/09/02 ...........       4,300,000
    5,000,000  Sarasota Memorial Hospital
                 District TECP
                 1.650%, 09/10/02 ...........       5,000,000
                                              ---------------
                                                   20,300,000
                                              ---------------
               GEORGIA - 5.78%
               Burke County Development
                 Authority TECP
    1,250,000    1.250%, 05/08/02 ...........       1,250,000
    5,000,000    1.650%, 09/04/02 ...........       5,000,000
    9,000,000    Oglethorpe Power,
                 1.250%, 05/01/02 ...........       9,000,000
    8,860,000  Municipal Electric Authority of
                 Georgia TECP
                 1.550%, 06/05/02 ...........       8,860,000
                                              ---------------
                                                   24,110,000
                                              ---------------
               IDAHO - 0.72%
    3,000,000  Idaho State, GO, TAN
                 3.750%, 06/28/02 ...........       3,005,341
                                              ---------------
               ILLINOIS - 2.44%
      180,000  Illinois Development Finance
                 Authority RB, Saint
                 Xavier University
                 1.700%, 05/15/02 (A) .......         180,000
               Illinois Health Facilities Authority RB
    6,200,000    Resurrection Health, Series A
                 1.700%, 05/15/02 (A)
                 Insured: FSA ...............       6,200,000
    3,800,000    Rush Presbyterian -
                 St. Luke's Medical Center
                 Obligated Group, Series 1998B
                 1.650%, 05/15/02 (A)
                 Insured: MBIA ..............       3,800,000
                                              ---------------
                                                   10,180,000
                                              ---------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------
TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                    MARKET
  PAR VALUE                                          VALUE
  ----------                                        -------
               INDIANA - 2.40%

$   6,000,000  City of Mount Vernon TECP
                 1.350%, 07/09/02 ........... $     6,000,000
    4,000,000  Hammond Pollution Control RB,
                 Amoco Oil Project
                 1.650%, 05/15/02 (A) .......       4,000,000
                                              ---------------
                                                   10,000,000
                                              ---------------
               IOWA - 0.68%
    2,825,000  Ottumwa RB,
                 Ottumwa Regional Health Center
                 1.750%, 05/15/02 (A) .......       2,825,000
                                              ---------------

               KENTUCKY - 2.40%
   10,025,000  Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist Healthcare
                 System, Series C,
                 1.700%, 05/09/02 (A)
                 Insured: MBIA ..............      10,025,000
                                              ---------------

               LOUISIANA - 3.02%
   12,600,000  St. Charles Parish
                 Pollution Control RB,
                 Shell Oil Project, Series B
                 1.650%, 05/09/02 (A) .......      12,600,000
                                              ---------------

               MARYLAND - 2.59%
               Maryland State Health & Higher
                 Education Facilities Authority RB,
                 Pooled Loan Program,
    6,700,000    Series A,
                 1.600%, 05/15/02 (A) .......       6,700,000
    4,100,000    Series B,
                 1.650%, 05/15/02 (A) .......       4,100,000
                                              ---------------
                                                   10,800,000
                                              ---------------
               MASSACHUSETTS - 0.96%
               Massachusetts State, GO, Series B
    1,000,000    1.600%, 05/15/02 (A) .......       1,000,000
    2,200,000    Central Artery
                 1.700%, 05/09/02 (A) .......       2,200,000
      800,000  Massachusetts Water Resources
                 Authority, Multi-Modal
                 Subordinated General RB,
                 Series A, 1.700%, 05/15/02 (A)
                 Insured: AMBAC .............         800,000
                                              ---------------
                                                    4,000,000
                                              ---------------
               MINNESOTA - 6.10%
    2,100,000  Hennepin County, GO, Series C
                 1.600%, 05/09/02 (A) .......       2,100,000
    5,715,000  Minneapolis Convention Center, GO
                 Convention Center Bonds,
                 Series 2000
                 1.600%, 05/15/02 ...........       5,715,000
               Minneapolis, GO, Series B
    3,055,000    1.600%, 05/15/02 (A) .......       3,055,000
    2,120,000    1.600%, 05/15/02 (A) .......       2,120,000
               Minnesota School Districts, TRAN
    2,600,000    Series A,
                 3.250%, 08/27/02 ...........       2,604,901
    3,250,000    Series B,
                 3.000%, 05/15/02 ...........       3,262,683


                                                    MARKET
  PAR VALUE                                          VALUE
  ----------                                        -------


               MINNESOTA (CONTINUED)
$   6,600,000  Owatonna Hospital RB,
                 Health Central System
                 1.650%, 08/01/14 (A) ....... $     6,600,000
                                              ---------------
                                                   25,457,584
                                              ---------------
               MISSISSIPPI - 1.67%
    6,975,000  Jackson County Port Facility RB,
                 Chevron USA Income Project
                 1.650%, 05/09/02 (A) .......       6,975,000
                                              ---------------
               MISSOURI - 4.05%
               Missouri State HEFA RB,
                 The Washington University Project,
   10,400,000    Series A,
                 1.700%, 05/09/02 (A) .......      10,400,000
    6,500,000    Series B,
                 1.700%, 05/09/02 (A) .......       6,500,000
                                              ---------------
                                                   16,900,000
                                              ---------------
               NEBRASKA - 2.71%
               Omaha Public Power District TECP
    2,000,000    1.250%, 05/08/02 ...........       2,000,000
    4,300,000    1.200%, 06/12/02 ...........       4,300,000
    5,000,000    1.650%, 08/01/02 ...........       5,000,000
                                              ---------------
                                                   11,300,000
                                              ---------------
               NEVADA - 6.77%
    8,220,000  Clark County
                 School District, GO, Series A
                 1.650%, 05/15/02 (A) .......       8,220,000
               Las Vegas Valley Water District TECP
   15,000,000    1.300%, 07/10/02 ...........      15,000,000
    5,000,000    1.300%, 07/10/02 ...........       5,000,000
                                              ---------------
                                                   28,220,000
                                              ---------------
               NEW MEXICO - 0.07%
      300,000  Hurley Pollution Control RB,
                 Kennecott Santa Fe Project
                 1.650%, 05/09/02 (A) .......         300,000
                                              ---------------
               NEW YORK - 6.13%
               New York GO, Series B
    2,600,000    1.650%, 05/09/02 (A)
                 Insured: FGIC ..............       2,600,000
    2,675,000    1.650%, 05/09/02 (A)
                 Insured: FGIC ..............       2,675,000
               New York State Energy Research &
                 Development Authority Pollution
                 Control RB, Niagara Mohawk Power
    5,000,000    Series B,
                 1.650%, 05/09/02 (A) .......       5,000,000
    2,900,000    Series C,
                 1.650%, 05/09/02 (A) .......       2,900,000
   12,400,000  New York State Local Government
                 Assistance RB, Series D
                 1.650%, 05/15/02 (A) .......      12,400,000
                                              ---------------
                                                   25,575,000
                                              ---------------
               OHIO - 3.86%
   16,100,000  Ohio State Air Quality Development
                 Authority RB, Cincinnati Gas &
                 Electric Project, Series B
                 1.650%, 05/09/02 (A) .......      16,100,000
                                              ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO Funds
-----------------------------
TAX-EXEMPT MONEY MARKET FUND APRIL 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------



               SOUTH DAKOTA - 2.07%
$   8,630,000  Lower Brule Sioux Tribe, GO
                 1.750%, 05/15/02 (A) ....... $     8,630,000
                                              ---------------
               TEXAS - 6.27%
               City of Austin, Series A, TECP
    3,500,000    1.250%, 05/02/02 ...........       3,500,000
    2,960,000    1.250%, 05/08/02 ...........       2,960,000
    2,000,000    1.600%, 06/06/02 ...........       2,000,000
    5,000,000    1.300%, 07/11/02 ...........       5,000,000
               City of San Antonio TECP
    1,700,000    1.250%, 05/08/02 ...........       1,700,000
    7,500,000    1.650%, 08/07/02 ...........       7,500,000
    2,300,000  Harris County, Health Facilities RB,
                 Texas Medical Center Project
                 1.700%, 05/09/02 (A)
                 Insured: MBIA ..............       2,300,000
    1,195,000  Texas Higher Education
                 Authority RB, Series B
                 1.700%, 05/15/02 (A)
                 Insured: FGIC ..............       1,195,000
                                              ---------------
                                                   26,155,000
                                              ---------------
               UTAH - 6.04%
   11,500,000  Intermountain Power Agency TECP
                 1.650%, 08/08/02 ...........      11,500,000
   10,000,000  State of Utah Building Authority
                 1.550%, 05/15/22 ...........      10,000,000
    3,700,000  State of Utah, Series A
                 1.650%, 05/15/02 ...........       3,700,000
                                              ---------------
                                                   25,200,000
                                              ---------------
               WASHINGTON - 0.90%
               Washington Health Care Facilities
                 Authority RB, Fred Hutchinson
                 Cancer Research Center
      300,000    1.900%, 05/09/02 (A) .......         300,000
      120,000    1.900%, 05/09/02 (A) .......         120,000
      550,000    Series 1991-A,
                 1.900%, 05/09/02 (A)
                 LOC: Morgan Guaranty .......         550,000
    2,600,000    Series 1991-B,
                 1.900%, 05/09/02 (A)
                 LOC: Morgan Guaranty .......       2,600,000
      200,000  Washington State, GO,
                 Series VR 96B
                 1.550%, 05/15/02 (A) .......         200,000
                                              ---------------
                                                    3,770,000
                                              ---------------
               WISCONSIN - 1.80%
    3,489,000  State of Wisconsin, Series B, TECP
                 1.200%, 06/12/02 ...........       3,489,000
               State of Wisconsin TECP
    1,000,000    1.550%, 05/06/02 ...........       1,000,000
    3,000,000    1.550%, 05/06/02 ...........       3,000,000
                                              ---------------
                                                    7,489,000
                                              ---------------


                                                    MARKET
  PAR VALUE                                         VALUE
 ----------                                        -------

               WYOMING - 3.14%
$   9,600,000  Gillette, Pollution Control RB
                 1.800%, 05/15/02 (A) ....... $     9,600,000
    3,500,000  Lincoln County Pollution Control RB,
                 Exxon Project
                 1.650%, 05/09/02 (A) .......       3,500,000
                                              ---------------
                                                   13,100,000
                                              ---------------
               TOTAL MUNICIPAL OBLIGATIONS
                 (Cost $401,891,173) ........     401,891,173
                                              ---------------
SHARES
-------

INVESTMENT COMPANIES - 3.40%
           15  Dreyfus Tax-Exempt
                 Cash Management Fund                      15
   14,173,898  SEI Institutional Tax Free
                 Money Market Fund ..........      14,173,898
                                              ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $14,173,913) .........      14,173,913
                                              ---------------
TOTAL INVESTMENTS - 99.76%
   (Cost $416,065,086)* .....................     416,065,086
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.24% ....       1,011,895
                                              ---------------
NET ASSETS - 100.00% ........................ $   417,076,981
                                              ===============

--------------------------------
  * At April 30, 2002, cost is identical for book and Federal income tax purposes.
(A) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2002. The maturity date shown is the next scheduled reset date.

  AMBAC  Ambac Assurance
   FGIC  Financial Guaranty Insurance Co.
    FSA  Financial Security Assurance, Inc.
     GO  General Obligation
   HEFA  Health & Educational Facilities Authority
    LOC  Letter of Credit
   MBIA  MBIA Insurance Corporation
     RB  Revenue Bond
    TAN  Tax Anticipation Note
   TECP  Tax-Exempt Commerical Paper
   TRAN  Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

        ABN AMRO Funds
----------------------
TREASURY MONEY MARKET FUND APRIL 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. TREASURY OBLIGATIONS 60%
REPURCHASE AGREEMENTS 40%

% OF TOTAL NET ASSETS

                                                   MARKET
  PAR VALUE                                         VALUE
  ----------                                       -------


U.S. TREASURY OBLIGATIONS - 59.56%

               U.S. TREASURY BILLS (A) - 40.15%
$  10,000,000  1.700%, 05/02/02 ............. $     9,999,528
   15,000,000  1.680%, 05/09/02 .............      14,994,400
   15,000,000  1.650%, 05/16/02 .............      14,989,687
   15,000,000  1.660%, 05/16/02 .............      14,989,625
   15,000,000  1.700%, 06/13/02 .............      14,969,542
   15,000,000  1.700%, 06/20/02 .............      14,964,583
   10,000,000  1.650%, 06/27/02 .............       9,973,875
   10,000,000  1.815%, 08/22/02 .............       9,943,029
                                              ---------------
                                                  104,824,269
                                              ---------------
               U.S. TREASURY NOTES - 19.41%
   15,000,000  6.250%, 07/31/02 .............      15,146,046
   20,000,000  6.375%, 08/15/02 .............      20,234,994
   10,000,000  5.750%, 10/31/02 .............      10,188,873
    5,000,000  4.625%, 02/28/03 .............       5,097,879
                                              ---------------
                                                   50,667,792
                                              ---------------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $155,492,061) ........     155,492,061
                                              ---------------



                                                   MARKET
  PAR VALUE                                         VALUE
  ----------                                       -------


REPURCHASE AGREEMENTS - 40.36%
$  34,756,939  J.P. Morgan Chase, 1.810%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $34,758,687
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $35,453,330) ........ $    34,756,939
   39,757,056  Morgan Stanley, 1.810%,
                 dated 04/30/02, matures 05/01/02,
                 repurchase price $39,759,055
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $40,788,658) ........      39,757,056
   30,840,407  UBS Warburg, 1.810%,
                 dated 04/30/02,  matures 05/01/02,
                 repurchase price $30,841,958
                 (collateralized by U.S. Treasury
                 Instruments, total market
                 value: $31,458,461) ........      30,840,407
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $105,354,402)              105,354,402
                                              ---------------
TOTAL INVESTMENTS - 99.92%
   (Cost $260,846,463)*                           260,846,463
                                              ---------------
NET OTHER ASSETS AND LIABILITIES - 0.08%              205,105
                                              ---------------
NET ASSETS - 100.00%                          $   261,051,568
                                              ===============

-----------------------------
  * At April 30, 2002, cost is identical for book and Federal income tax purposes.
(A) Annualized yield at the time of purchase.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO Funds
-----------------------------
                                                                  APRIL 30, 2002

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                         GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                            MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                          ---------------   ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at cost ...........................   $   333,384,731   $   119,558,031   $    416,065,086  $    155,492,061
        Repurchase agreements .........................       198,771,117        35,242,881                 --       105,354,402
                                                          ---------------   ---------------   ----------------  ----------------
          Total investments at value ..................       532,155,848       154,800,912        416,065,086       260,846,463
Receivables:
        Dividends and interest ........................             3,570           299,953          1,181,878           538,135
        Fund shares sold ..............................            43,626            17,500            301,750                --
Other assets ..........................................            12,366             3,131              9,243            27,997
                                                          ---------------   ---------------   ----------------  ----------------
          Total assets ................................       532,215,410       155,121,496        417,557,957       261,412,595
                                                          ---------------   ---------------   ----------------  ----------------
LIABILITIES:
Payables:
        Dividend distribution .........................           615,362                --            372,269           267,124
        Investments purchased .........................        10,000,000                --                 --                --
        Fund shares redeemed ..........................            12,948            32,000                 --                --
        Due to Adviser, net ...........................            85,223            29,726             79,238            48,010
        Administration fee ............................            22,289             6,760             18,020            10,918
        Distribution fees .............................             2,686             9,332              1,454             1,801
        Shareholder service fees ......................             2,570            11,499                 --                --
        Trustees fees .................................             5,094             1,551              4,139             2,504
Accrued expenses and other payables ...................            49,075             2,743              5,856            30,670
                                                          ---------------   ---------------   ----------------  ----------------
          Total liabilities ...........................        10,795,247            93,611            480,976           361,027
                                                          ---------------   ---------------   ----------------  ----------------
NET ASSETS ............................................   $   521,420,163   $   155,027,885   $    417,076,981  $    261,051,568
                                                          ===============   ===============   ================  ================
NET ASSETS CONSIST OF:
    Paid in capital ...................................   $   521,392,670   $   155,024,004   $    417,078,274  $    261,043,353
    Accumulated undistributed net investment income ...            31,622             3,974                 31             8,983
    Accumulated net realized loss on investments ......            (4,129)              (93)            (1,324)             (768)
                                                          ---------------   ---------------   ----------------  ----------------
        TOTAL NET ASSETS ..............................   $   521,420,163   $   155,027,885   $    417,076,981  $    261,051,568
                                                          ===============   ===============   ================  ================
CLASS I:
    Net Assets ........................................   $   477,720,499   $     4,390,857   $    392,363,698  $    230,382,982
    Shares of beneficial interest outstanding .........       477,690,453         4,390,429        392,364,528       230,376,549
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ...............   $          1.00   $          1.00   $           1.00  $           1.00
                                                          ===============   ===============   ================  ================
CLASS S:
    Net Assets ........................................   $    43,699,664   $   150,637,028   $     24,713,283  $     30,668,586
    Shares of beneficial interest outstanding .........        43,702,872       150,633,750         24,713,851        30,666,783
        NET ASSET VALUE
        Offering and redemption price per share
        (Net Assets/Shares Outstanding) ...............   $          1.00   $          1.00   $           1.00  $           1.00
                                                          ===============   ===============   ================  ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO Funds
-----------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                         GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                            MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                          ---------------   ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends ........................................   $            --   $            --   $        125,998  $             --
     Interest .........................................         6,006,960         1,732,642          3,311,029         2,467,684
                                                          ---------------   ---------------   ----------------  ----------------
      Total investment income .........................         6,006,960         1,732,642          3,437,027         2,467,684
                                                          ---------------   ---------------   ----------------  ----------------
EXPENSES:
     Investment advisory fees .........................           561,569           295,011            823,565           462,104
     Distribution expenses(1) .........................            58,105           209,217             31,559            34,159
     Shareholder service fees(2) ......................            18,663            85,050                 --                --
     Transfer agent fees ..............................            19,861            21,146             18,965            17,862
     Administration fees ..............................           148,044            44,616            124,718            69,548
     Registration expenses ............................             5,231             2,916              3,694             5,231
     Custodian fees ...................................            22,396            14,434             24,058            16,519
     Professional fees ................................            15,284            10,445             14,146            11,615
     Reports to shareholder expense ...................            29,311            15,435             24,845            14,626
     Trustees fees ....................................            13,848             4,042             11,768             6,401
     Other expenses ...................................             8,630            14,646             14,425            20,000
                                                          ---------------   ---------------   ----------------  ----------------
      Total expenses before waivers ...................           900,942           716,958          1,091,743           658,065
                                                          ---------------   ---------------   ----------------  ----------------
      Less: Investment advisory fees waived ...........                --          (103,816)          (282,365)         (147,176)
                                                          ---------------   ---------------   ----------------  ----------------
      Net expenses ....................................           900,942           613,142            809,378           510,889
                                                          ---------------   ---------------   ----------------  ----------------
NET INVESTMENT INCOME .................................         5,106,018         1,119,500          2,627,649         1,956,795
                                                          ---------------   ---------------   ----------------  ----------------
     NET INCREASE IN NET ASSETS FROM OPERATIONS .......   $     5,106,018   $     1,119,500   $      2,627,649  $      1,956,795
                                                          ===============   ===============   ================  ================

-------------------------------------
(1) All distribution fees are incurred at the Class S level.
(2) All shareholder service fees are incurred at the Class S level.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO Funds
------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       GOVERNMENT MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                          SIX MONTHS ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                           APRIL 30, 2002       OCTOBER 31,       DECEMBER 31,
                                                                             (UNAUDITED)           2001               2000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    655,800,728   $    665,849,075   $    560,551,164
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................................         5,106,018         23,388,302         35,107,909
    Net realized loss on investments sold ..............................                --                 --                 --
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations .........................         5,106,018         23,388,302         35,107,909
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I .........................................................        (4,756,502)       (21,814,092)       (30,086,803)
       Class S .........................................................          (349,516)        (1,574,210)        (5,021,106)
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................        (5,106,018)       (23,388,302)       (35,107,909)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I .........................................................       458,176,251        928,922,817        966,111,770
       Class S .........................................................        70,564,948         93,240,321        315,326,463
    Issued to shareholders in reinvestment of distributions:
       Class I .........................................................           547,399          3,858,918          6,181,655
       Class S .........................................................           349,774          1,572,687          5,021,982
    Cost of shares repurchased:
       Class I .........................................................      (592,613,668)      (910,923,693)      (847,061,031)
       Class S .........................................................       (71,405,269)      (126,719,397)      (340,282,928)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......      (134,380,565)       (10,048,347)       105,297,911
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......................      (134,380,565)       (10,048,347)       105,297,911
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $    521,420,163   $    655,800,728   $    665,849,075
                                                                          ================   ================   ================
    (A) Undistributed net investment income ............................  $         31,622   $         31,622   $         31,622
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ............................................................       458,176,248        928,922,817        966,111,770
       Issued to shareholders in reinvestment of distributions .........           547,399          3,858,918          6,181,655
       Repurchased .....................................................      (592,613,668)      (910,923,693)      (847,061,031)
    Class S:
       Sold ............................................................        70,564,948         93,240,321        315,326,463
       Issued to shareholders in reinvestment of distributions .........           349,774          1,572,687          5,021,982
       Repurchased .....................................................       (71,405,271)      (126,719,397)      (340,282,928)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ................      (134,380,570)       (10,048,347)       105,297,911
                                                                          ================   ================   ================


                                                                                             MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                          SIX MONTHS ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                           APRIL 30, 2002       OCTOBER 31,       DECEMBER 31,
                                                                             (UNAUDITED)           2001               2000
                                                                          ----------------   ----------------   ---------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    178,123,239   $    275,921,963   $ 1,385,778,237
                                                                          ----------------   ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................................         1,119,500          6,429,026        43,375,003
    Net realized loss on investments sold ..............................                --                 --                (6)
                                                                          ----------------   ----------------   ---------------
    Net increase in net assets from operations .........................         1,119,500          6,429,026        43,374,997
                                                                          ----------------   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I .........................................................           (10,155)        (1,267,984)      (29,815,679)
       Class S .........................................................        (1,109,345)        (5,161,042)      (13,559,324)
                                                                          ----------------   ----------------   ---------------
       Total distributions .............................................        (1,119,500)        (6,429,026)      (43,375,003)
                                                                          ----------------   ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I .........................................................        11,186,691         99,772,544     1,301,001,702
       Class S .........................................................       280,237,394        507,227,808       970,941,836
    Issued to shareholders in reinvestment of distributions:
       Class I .........................................................            10,202          1,257,254         3,070,071
       Class S .........................................................         1,108,905          5,159,846        13,554,287
    Cost of shares repurchased:
       Class I .........................................................        (8,477,648)      (143,631,995)   (2,397,920,925)
       Class S .........................................................      (307,160,898)      (567,584,181)   (1,000,503,239)
                                                                          ----------------   ----------------   ---------------
          Net increase (decrease) from capital share transactions ......       (23,095,354)       (97,798,724)   (1,109,856,268)
                                                                          ----------------   ----------------   ---------------
          Total increase (decrease) in net assets ......................       (23,095,354)       (97,798,724)   (1,109,856,274)
                                                                          ----------------   ----------------   ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $    155,027,885   $    178,123,239   $   275,921,963
                                                                          ================   ================   ===============
    (A) Undistributed net investment income ............................  $          3,974   $          3,974   $         3,974
                                                                          ================   ================   ===============
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ............................................................        11,186,691         99,749,063     1,300,807,412
       Issued to shareholders in reinvestment of distributions .........            10,202          1,257,254         3,288,525
       Repurchased .....................................................        (8,477,648)      (143,631,995)   (2,397,921,830)
    Class S:
       Sold ............................................................       280,237,394        507,227,808       970,942,058
       Issued to shareholders in reinvestment of distributions .........         1,108,905          5,159,846        13,554,286
       Repurchased .....................................................      (307,160,898)      (567,584,181)   (1,000,503,239)
                                                                          ----------------   ----------------   ---------------
          Net increase (decrease) in shares outstanding ................       (23,095,354)       (97,822,205)   (1,109,832,788)
                                                                          ================   ================   ===============



                                                                                        TAX-EXEMPT MONEY MARKET FUND
                                                                           -----------------------------------------------------
                                                                           SIX MONTHS ENDED   TEN MONTHS ENDED     YEAR ENDED
                                                                            APRIL 30, 2002       OCTOBER 31,      DECEMBER 31,
                                                                              (UNAUDITED)           2001              2000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    462,148,158   $    481,909,926   $    350,585,429
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................................         2,627,649         10,128,820         18,393,976
    Net realized loss on investments sold                                               --                 --                 --
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations .........................         2,627,649         10,128,820         18,393,976
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I .........................................................        (2,511,515)        (9,320,140)       (15,941,723)
       Class S .........................................................          (116,140)          (808,680)        (2,452,253)
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................        (2,627,655)       (10,128,820)       (18,393,976)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I .........................................................       273,609,134        744,913,468      1,089,980,039
       Class S .........................................................        57,451,885        239,708,323        310,898,238
    Issued to shareholders in reinvestment of distributions:
       Class I .........................................................            15,605            131,020            202,399
       Class S .........................................................           116,241            808,603          2,453,827
    Cost of shares repurchased:
       Class I .........................................................      (315,632,877)      (727,536,872)      (957,773,306)
       Class S .........................................................       (60,631,159)      (277,786,310)      (314,436,700)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......       (45,071,171)       (19,761,768)       131,324,497
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......................       (45,071,177)       (19,761,768)       131,324,497
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $    417,076,981   $    462,148,158   $    481,909,926
                                                                          ================   ================   ================
    (A) Undistributed net investment income ............................  $             31   $             37   $             37
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ............................................................       273,609,134        744,913,468      1,089,980,114
       Issued to shareholders in reinvestment of distributions .........            15,605            131,020            202,397
       Repurchased .....................................................      (315,632,877)      (727,536,872)      (957,773,276)
    Class S:
       Sold ............................................................        57,451,885        239,708,323        310,898,239
       Issued to shareholders in reinvestment of distributions .........           116,241            808,603          2,453,827
       Repurchased .....................................................       (60,631,159)      (277,786,310)      (314,436,700)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ................       (45,071,171)       (19,761,768)       131,324,601
                                                                          ================   ================   ================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14,15

                ABN AMRO Funds
------------------------------
STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                        TREASURY MONEY MARKET FUND
                                                                          ------------------------------------------------------
                                                                          SIX MONTHS ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                           APRIL 30, 2002       OCTOBER 31,       DECEMBER 31,
                                                                             (UNAUDITED)           2001               2000
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD ......................................  $    272,665,737   $    232,858,991   $    339,601,745
                                                                          ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income ..............................................         1,956,795          8,216,026         15,234,213
    Net realized gain on investments sold ..............................                --                 --              1,062
                                                                          ----------------   ----------------   ----------------
    Net increase in net assets from operations .........................         1,956,795          8,216,026         15,235,275
                                                                          ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I .........................................................        (1,777,893)        (7,747,990)       (14,641,101)
       Class S .........................................................          (178,902)          (468,036)          (593,112)
                                                                          ----------------   ----------------   ----------------
       Total distributions .............................................        (1,956,795)        (8,216,026)       (15,234,213)
                                                                          ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares:
       Class I .........................................................       356,159,511        418,727,565        565,524,553
       Class S .........................................................        30,156,338         52,425,816         61,580,352
    Issued to shareholders in reinvestment of distributions:
       Class I .........................................................             6,606            226,193            393,838
       Class S .........................................................           178,556            466,208            590,936
    Cost of shares repurchased:
       Class I .........................................................      (372,256,231)      (391,917,191)      (674,388,665)
       Class S .........................................................       (25,858,949)       (40,121,845)       (60,444,830)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) from capital share transactions ......       (11,614,169)        39,806,746       (106,743,816)
                                                                          ----------------   ----------------   ----------------
          Total increase (decrease) in net assets ......................       (11,614,169)        39,806,746       (106,742,754)
                                                                          ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .........................  $    261,051,568   $    272,665,737   $    232,858,991
                                                                          ================   ================   ================
    (A) Undistributed net investment income ............................  $          8,983   $          8,983   $          8,983
                                                                          ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ............................................................       356,159,511        418,727,565        565,524,553
       Issued to shareholders in reinvestment of distributions .........             6,606            226,193            393,838
       Repurchased .....................................................      (372,256,231)      (391,917,191)      (674,388,665)
    Class S:
       Sold ............................................................        30,156,338         52,425,816         61,580,329
       Issued to shareholders in reinvestment of distributions .........           178,556            466,208            590,934
       Repurchased .....................................................       (25,858,949)       (40,121,845)       (60,444,830)
                                                                          ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding ................       (11,614,169)        39,806,746       (106,743,841)
                                                                          ================   ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     This page is left blank intentionally.

                ABN AMRO Funds
------------------------------
GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED     TEN MONTHS     YEAR         YEAR        YEAR         YEAR        YEAR
                                            04/30/02       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)   10/31/01    12/31/00     12/31/99    12/31/98     12/31/97    12/31/96
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
CLASS I
Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01         0.04        0.06         0.05        0.05         0.05        0.05
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      (0.01)       (0.04)      (0.06)       (0.05)      (0.05)       (0.05)      (0.05)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
Net Asset Value, End of Period ........... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.91%        3.57%       6.08%        4.87%       5.24%        5.33%       5.08%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $  477,720   $  611,611  $  589,752   $  464,520  $  396,797   $  255,259  $  256,392

   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.29%        0.38%       0.41%        0.41%       0.42%        0.40%       0.44%
     After reimbursement of
       expenses by Adviser(2) ............       0.29%        0.31%       0.33%        0.33%       0.35%        0.32%       0.44%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       1.85%        4.14%       5.84%        4.70%       5.04%        5.13%       4.96%
     After reimbursement of
       expenses by Adviser(2) ............       1.85%        4.21%       5.92%        4.78%       5.12%        5.21%       4.96%

--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01         0.03        0.06         0.04        0.05         0.05        0.05
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      (0.01)       (0.03)      (0.06)       (0.04)      (0.05)       (0.05)      (0.05)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
Net Asset Value, End of Period ........... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.74%        3.30%       5.74%        4.53%       4.91%        5.05%       4.82%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $   43,700   $   44,190  $   76,097   $   96,031  $   89,497   $    8,932  $    5,093
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.63%        0.71%       0.91%        0.91%       0.92%        0.72%       0.69%
     After reimbursement of
       expenses by Adviser(2) ............       0.63%        0.63%       0.65%        0.65%       0.67%        0.59%       0.69%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       1.51%        3.81%       5.34%        4.20%       4.54%        4.82%       4.71%
     After reimbursement of
       expenses by Adviser(2) ............       1.51%        3.89%       5.60%        4.46%       4.80%        4.95%       4.71%

-------------------------
 (1)  Not Annualized.
 (2)  Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO Funds
-----------------------
MONEY MARKET FUND                                                 APRIL 30, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED     TEN MONTHS     YEAR         YEAR        YEAR         YEAR        YEAR
                                            04/30/02       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)   10/31/01    12/31/00     12/31/99    12/31/98     12/31/97    12/31/96
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
CLASS I
Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01         0.04        0.06         0.05        0.05         0.05        0.05
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      (0.01)       (0.04)      (0.06)       (0.05)      (0.05)       (0.05)      (0.05)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Net Asset Value, End of Period ...... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.84%        3.65%       6.21%        4.98%       5.33%        5.41%       5.13%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $    4,391   $    1,672  $   44,274   $1,138,123  $  941,295   $  737,736  $  598,715
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.49%        0.58%       0.56%        0.55%       0.56%        0.56%       0.58%
     After reimbursement of
       expenses by Adviser(2) ............       0.37%        0.36%       0.33%        0.32%       0.33%        0.32%       0.43%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       1.56%        4.17%       5.58%        4.65%       4.98%        5.05%       4.87%
     After reimbursement of
       expenses by Adviser(2) ............       1.68%        4.39%       5.81%        4.88%       5.21%        5.29%       5.02%

--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01         0.03        0.06         0.05        0.05         0.05        0.05
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      (0.01)       (0.03)      (0.06)       (0.05)      (0.05)       (0.05)      (0.05)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
Net Asset Value, End of Period ........... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.66%        3.34%       5.83%        4.60%       4.97%        5.12%       4.87%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $  150,637   $  176,451  $  231,648   $  247,655  $  219,576   $    1,282  $    1,466
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.85%        0.94%       1.06%        1.05%       1.06%        0.85%       0.83%
     After reimbursement of
       expenses by Adviser(2) ............       0.73%        0.72%       0.69%        0.68%       0.69%        0.59%       0.68%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       1.20%        3.81%       5.08%        4.15%       4.48%        4.74%       4.62%
     After reimbursement of
       expenses by Adviser(2) ............       1.32%        4.03%       5.45%        4.52%       4.85%        5.00%       4.77%

------------------------
 (1)  Not Annualized.
 (2)  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                ABN AMRO Funds
------------------------------
TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED     TEN MONTHS     YEAR         YEAR        YEAR         YEAR        YEAR
                                            04/30/02       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)   10/31/01    12/31/00     12/31/99    12/31/98     12/31/97    12/31/96
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
CLASS I
Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01         0.02        0.04         0.03        0.03         0.03        0.03
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      (0.01)       (0.02)      (0.04)       (0.03)      (0.03)       (0.03)      (0.03)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
Net Asset Value, End of Period ........... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.56%        2.17%       3.87%        3.01%       3.21%        3.36%       3.14%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $  392,364   $  434,372  $  416,864   $  284,455  $  272,834   $  250,260  $  187,629
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.45%        0.55%       0.55%        0.58%       0.56%        0.57%       0.56%
     After reimbursement of
       expenses by Adviser(2) ............       0.33%        0.33%       0.32%        0.35%       0.35%        0.33%       0.40%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       1.01%        2.38%       3.57%        2.73%       2.95%        3.08%       2.94%
     After reimbursement of
       expenses by Adviser(2) ............       1.13%        2.60%       3.80%        2.96%       3.17%        3.32%       3.10%

------------------------------------------------------------------------------------------------------------------------------------
CLASS S

Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............      --(a)         0.02        0.04         0.03        0.03         0.03        0.03
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      --(a)        (0.02)      (0.04)       (0.03)      (0.03)       (0.03)      (0.03)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
Net Asset Value, End of Period ........... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.44%        1.96%       3.61%        2.75%       2.96%        3.10%       2.88%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $   24,713   $   27,776  $   65,046   $   66,130  $   67,480   $    2,978  $    2,807
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.70%        0.80%       1.05%        1.08%       1.06%        0.89%       0.81%
     After reimbursement of
       expenses by Adviser(2) ............       0.58%        0.58%       0.57%        0.60%       0.60%        0.58%       0.65%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.76%        2.13%       3.07%        2.23%       2.45%        2.76%      2.69%
     After reimbursement of
       expenses by Adviser(2) ............       0.88%        2.35%       3.55%        2.71%       2.92%        3.07%       2.85%

----------------------------
 (1)  Not Annualized.
 (2)  Annualized.
 (a)  Represents less that $0.005 per share.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         ABN AMRO Funds
-----------------------
TREASURY MONEY MARKET FUND                                        APRIL 30, 2002

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                           SIX MONTHS
                                              ENDED     TEN MONTHS     YEAR         YEAR        YEAR         YEAR        YEAR
                                            04/30/02       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)   10/31/01    12/31/00     12/31/99    12/31/98     12/31/97    12/31/96
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
CLASS I
Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01         0.03        0.06         0.05        0.05         0.05        0.05
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      (0.01)       (0.03)      (0.06)       (0.05)      (0.05)       (0.05)      (0.05)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
Net Asset Value, End of Period ........... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.75%        3.40%       5.85%        4.63%       4.90%        4.97%       4.80%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $  230,383   $  246,473  $  219,437   $  327,906  $  328,222   $  188,761  $  156,455
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.47%        0.56%       0.58%        0.59%       0.59%        0.57%       0.59%
     After reimbursement of
       expenses by Adviser(2) ............       0.36%        0.34%       0.35%        0.36%       0.37%        0.33%       0.44%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       1.40%        3.76%       5.44%        4.30%       4.58%        4.62%       4.55%
     After reimbursement of
       expenses by Adviser(2) ............       1.51%        3.98%       5.67%        4.53%       4.79%        4.86%       4.70%

------------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01         0.03        0.05         0.04        0.05         0.05        0.04
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
     Less distributions from
       net investment income .............      (0.01)       (0.03)      (0.05)       (0.04)      (0.05)       (0.05)      (0.04)
                                           ----------   ----------  ----------   ----------  ----------   ----------  ----------
Net Asset Value, End of Period ........... $     1.00   $     1.00  $     1.00   $     1.00  $     1.00   $     1.00  $     1.00
                                           ==========   ==========  ==========   ==========  ==========   ==========  ==========
TOTAL RETURN(1) ..........................       0.63%        3.19%       5.59%        4.37%       4.64%        4.70%       4.54%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $   30,669   $   26,193  $   13,422   $   11,696  $   17,625   $    6,722  $   10,910
   Ratios of expenses to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       0.72%        0.81%       1.08%        1.09%       1.09%        0.88%       0.84%
     After reimbursement of
       expenses by Adviser(2) ............       0.61%        0.59%       0.60%        0.61%       0.62%        0.58%       0.69%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of
       expenses by Adviser(2) ............       1.15%        3.51%       4.94%        3.80%       4.08%        4.30%       4.30%
     After reimbursement of
       expenses by Adviser(2) ............       1.26%        3.73%       5.42%        4.28%       4.54%        4.60%       4.45%

--------------------------
 (1)  Not Annualized.
 (2)  Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               ABN AMRO Funds
-----------------------------
                                                                  APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 25 separate portfolios.

Four Funds are included in these financial statements: ABN AMRO Government Money Market Fund ("Government Money Market Fund"), ABN AMRO Money Market Fund ("Money Market Fund"), ABN AMRO Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") and ABN AMRO Treasury Money Market Fund ("Treasury Money Market Fund").

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

(1) SECURITY VALUATION: All securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC, the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(4) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                         AMOUNT  EXPIRATION DATE
                                         ------  ---------------
Government Money Market Fund ........ $   4,129        2002-2004
Money Market Fund ...................        93        2003-2008
Tax-Exempt Money Market Fund ........     1,324             2005
Treasury Money Market Fund ..........       768             2007

(5) MULTI-CLASS OPERATIONS: Each class offered by these Funds has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses include distribution fees, shareholder service fees and reports to shareholder expenses.

(6) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

         ABN AMRO Funds
-----------------------
                                                                  APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

NOTE (D) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Funds have entered into an investment advisory agreement with ABN AMRO Asset Management (USA) LLC. The advisory fee rates for the six months ended April 30, 2002 were as follows:

                                 INVESTMENT           CONTRACTUAL
                                ADVISORY FEES     EXPENSE LIMITATIONS
                                -------------     -------------------
                                                   CLASS I   CLASS S
                                                   -------   -------
Government Money Market Fund         0.20%           0.31%     0.63%
Money Market Fund                    0.35%           0.37%     0.73%
Tax-Exempt Money Market Fund         0.35%           0.33%     0.58%
Treasury Money Market Fund           0.35%           0.36%     0.61%

ABN AMRO Investment Fund Services, Inc. ("AAIFS") serves as the Administrator for all the Funds. For services provided, AAIFS receives the following fees:

     ADMINISTRATION FEES               CUSTODY LIAISON FEES
 FEE (% OF FUNDS'     AVERAGE
     AGGREGATE       DAILY NET   ANNUAL FEE     AVERAGE DAILY NET ASSETS
 DAILY NET ASSETS)    ASSETS      (PER FUND)          (PER FUND)
 ----------------     ------      ----------         ------------
       0.060     up to $2 billion   $10,000       up to $100 million
       0.050      $2 billion to     $15,000        $100 million to
                  $12.5 billion                   $500 million
       0.045    over $12.5 billion  $20,000       over $500 million

PFPC Inc. ("PFPC") serves as Sub-Administrator of the Funds and receives fees, which are paid to PFPC by the Administrator. PFPC receives fees based upon the following schedule:

   SUB-ADMINISTRATION FEES                   CUSTODY LIAISON FEES

 FEE (% OF FUNDS'
     AGGREGATE        AVERAGE DAILY               ANNUAL FEE
 DAILY NET ASSETS)     NET ASSETS                 (PER FUND)
 ----------------      ----------                  --------
       0.045        up to $2 billion               $10,000
       0.040    $2 billion to $3 billion
       0.030    $3 billion to $8 billion
       0.025    $8 billion to $12 billion
       0.020        over $12 billion

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S Shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I Shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S Shares. The Distributor is paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or affiliated Trustees. The Trust pays each unaffiliated Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimburses each unaffiliated Trustee for out-of-pocket expenses.

NOTE (E) CREDIT AGREEMENT: The Credit Agreement, amended December 13, 2001, provides the Trust with a revolving credit facility up to $50 million utilizing J.P. Morgan Chase & Co. The facility is shared by the Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual commitment fee is 0.18% of the unused portion of the facility and the interest rate is equivalent to the Federal Funds Rate plus 0.45%. Borrowings must be repaid within 30 days. At April 30, 2002, there were no borrowings outstanding against the line of credit.

SUBSEQUENT EVENT: (1) At a meeting held on December 20, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the acquisition of the Independence One Mutual Funds anticipated to occur on or about June 8, 2002.

23

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ABN AMRO Funds

  TRUSTEES

  Leonard F. Amari*
  Stuart D. Bilton, Chairman
  Arnold F. Brookstone*
  Robert Feitler*
  Robert A. Kushner*
  Gregory T. Mutz*
  Robert B. Scherer*
  Nathan Shapiro*
  Denis Springer*
  James Wynsma

  *UNAFFILIATED TRUSTEE

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  Chicago Capital Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Distribution Services (USA) Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  3200 Horizon Drive
  King of Prussia, PA 19406



  OFFICERS

  Kenneth C. Anderson, President
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer
  William Long, Vice President
  Debra Bunde Reams, Vice President
  Laura M. Hlade, Assistant Treasurer
  Michael A. Cozzi, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  J.P. Morgan Chase
  3 Chase MetroTech Center, 8th Floor

  Brooklyn, NY11245


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz
  222 N. LaSalle Street

  Chicago, IL 60601


  AUDITOR

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

ABNSEM 02